Shareholder Report, Holdings (Details)	Jul. 31, 2024
Columbia Oregon Intermediate Municipal Bond Fund Class A | Oregon Health Science University 07/01/2034 5.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund Class A | City of Portland Water System 04/01/2030 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund Class A | Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Oregon Intermediate Municipal Bond Fund Class A | Oregon Health & Science University 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Oregon Intermediate Municipal Bond Fund Class A | State of Oregon Department of Transportation 11/15/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund Class A | Puerto Rico Public Finance Corp. 08/01/2026 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund Class A | Port of Portland 07/01/2039 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Oregon Intermediate Municipal Bond Fund Class A | Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Oregon Intermediate Municipal Bond Fund Class A | Port of Portland Airport 07/01/2042 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Oregon Intermediate Municipal Bond Fund Class A | State of Oregon Department of Transportation 11/15/2026 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Oregon Intermediate Municipal Bond Fund Class A | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Oregon Intermediate Municipal Bond Fund Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.20%
Columbia Oregon Intermediate Municipal Bond Fund Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Oregon Intermediate Municipal Bond Fund Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Oregon Intermediate Municipal Bond Fund Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Oregon Intermediate Municipal Bond Fund Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Oregon Intermediate Municipal Bond Fund Class A | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Columbia Oregon Intermediate Municipal Bond Fund Class A | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Oregon Intermediate Municipal Bond Fund Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Oregon Intermediate Municipal Bond Fund Advisor Class | Oregon Health Science University 07/01/2034 5.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund Advisor Class | City of Portland Water System 04/01/2030 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund Advisor Class | Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Oregon Intermediate Municipal Bond Fund Advisor Class | Oregon Health & Science University 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Oregon Intermediate Municipal Bond Fund Advisor Class | State of Oregon Department of Transportation 11/15/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund Advisor Class | Puerto Rico Public Finance Corp. 08/01/2026 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund Advisor Class | Port of Portland 07/01/2039 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Oregon Intermediate Municipal Bond Fund Advisor Class | Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Oregon Intermediate Municipal Bond Fund Advisor Class | Port of Portland Airport 07/01/2042 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Oregon Intermediate Municipal Bond Fund Advisor Class | State of Oregon Department of Transportation 11/15/2026 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Oregon Intermediate Municipal Bond Fund Advisor Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Oregon Intermediate Municipal Bond Fund Advisor Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.20%
Columbia Oregon Intermediate Municipal Bond Fund Advisor Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Oregon Intermediate Municipal Bond Fund Advisor Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Oregon Intermediate Municipal Bond Fund Advisor Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Oregon Intermediate Municipal Bond Fund Advisor Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Oregon Intermediate Municipal Bond Fund Advisor Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Columbia Oregon Intermediate Municipal Bond Fund Advisor Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Oregon Intermediate Municipal Bond Fund Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Oregon Intermediate Municipal Bond Fund Institutional Class | Oregon Health Science University 07/01/2034 5.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund Institutional Class | City of Portland Water System 04/01/2030 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund Institutional Class | Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Oregon Intermediate Municipal Bond Fund Institutional Class | Oregon Health & Science University 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Oregon Intermediate Municipal Bond Fund Institutional Class | State of Oregon Department of Transportation 11/15/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund Institutional Class | Puerto Rico Public Finance Corp. 08/01/2026 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund Institutional Class | Port of Portland 07/01/2039 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Oregon Intermediate Municipal Bond Fund Institutional Class | Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Oregon Intermediate Municipal Bond Fund Institutional Class | Port of Portland Airport 07/01/2042 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Oregon Intermediate Municipal Bond Fund Institutional Class | State of Oregon Department of Transportation 11/15/2026 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Oregon Intermediate Municipal Bond Fund Institutional Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Oregon Intermediate Municipal Bond Fund Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.20%
Columbia Oregon Intermediate Municipal Bond Fund Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Oregon Intermediate Municipal Bond Fund Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Oregon Intermediate Municipal Bond Fund Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Oregon Intermediate Municipal Bond Fund Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Oregon Intermediate Municipal Bond Fund Institutional Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Columbia Oregon Intermediate Municipal Bond Fund Institutional Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Oregon Intermediate Municipal Bond Fund Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class | Oregon Health Science University 07/01/2034 5.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class | City of Portland Water System 04/01/2030 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class | Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class | Oregon Health & Science University 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class | State of Oregon Department of Transportation 11/15/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class | Puerto Rico Public Finance Corp. 08/01/2026 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class | Port of Portland 07/01/2039 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class | Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class | Port of Portland Airport 07/01/2042 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class | State of Oregon Department of Transportation 11/15/2026 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.20%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class | Oregon Health Science University 07/01/2034 5.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class | City of Portland Water System 04/01/2030 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class | Tri-County Metropolitan Transportation District of Oregon 10/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class | Oregon Health & Science University 07/01/2032 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class | State of Oregon Department of Transportation 11/15/2037 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class | Puerto Rico Public Finance Corp. 08/01/2026 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class | Port of Portland 07/01/2039 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class | Washington Clackamas & Yamhill Counties School District No. 88J 06/15/2031 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class | Port of Portland Airport 07/01/2042 5.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class | State of Oregon Department of Transportation 11/15/2026 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.20%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%